                                                                               .
                                                                               .
                                                                               .

                     PROSPECTUS SUPPLEMENT -- JUNE 10, 2010*

FUND (PROSPECTUS DATE)                                                              FORM #
--------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND (4/1/10)                            S-6394-99 G
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND (4/1/10)                         S-6394-99 G
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND (4/1/10)                         S-6394-99 G


The Principal Investment Strategies of the Fund in the Summary of the RiverSource Income Builder Basic Income Fund section is superseded and replaced as follows:

The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

                                                                  ASSET CLASS
                                          (TARGET ALLOCATION RANGES - UNDER NORMAL MARKET CONDITIONS)*
------------------------------------------------------------------------------------------------------------
                                                                                             ALTERNATIVE
                                      EQUITY         FIXED INCOME           CASH         INVESTMENT STRATEGY
Basic Income Fund                      10-30%           55-85%              0-15%                0-5%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund's assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund's objective. Typically, asset allocation changes will be made monthly to refine the Fund's positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund's objective, the investment manager chooses investments by:

     - Evaluating the Fund's total exposure to sectors, industries, issuers and securities relative to the Fund's indices;
     - Analyzing factors such as credit quality, interest rate outlook and price; and
     - Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

The Principal Investment Strategies of the Fund in the Summary of the RiverSource Income Builder Moderate Income Fund section is superseded and replaced as follows:

The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

                                                                  ASSET CLASS
                                          (TARGET ALLOCATION RANGES - UNDER NORMAL MARKET CONDITIONS)*
------------------------------------------------------------------------------------------------------------
                                                                                             ALTERNATIVE
                                      EQUITY         FIXED INCOME           CASH         INVESTMENT STRATEGY
Moderate Income Fund                   10-35%           55-90%              0-10%                0-10%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund's assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund's objective. Typically, asset allocation changes will be made monthly to refine the Fund's positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund's objective, the investment manager chooses investments by:

     - Evaluating the Fund's total exposure to sectors, industries, issuers and securities relative to the Fund's indices;
     - Analyzing factors such as credit quality, interest rate outlook and price; and
     - Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

The Principal Investment Strategies of the Fund in the Summary of the RiverSource Income Builder Enhanced Income Fund section is superseded and replaced as follows:

The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

                                                                  ASSET CLASS
                                          (TARGET ALLOCATION RANGE - UNDER NORMAL MARKET CONDITIONS)*
------------------------------------------------------------------------------------------------------------
                                                                                             ALTERNATIVE
                                      EQUITY         FIXED INCOME           CASH         INVESTMENT STRATEGY
Enhanced Income Fund                   10-40%           60-90%              0-5%                 0-15%


* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund's assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund's objective. Typically, asset allocation changes will be made monthly to refine the Fund's positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund's objective, the investment manager chooses investments by:

     - Evaluating the Fund's total exposure to sectors, industries, issuers and securities relative to the Fund's indices;
     - Analyzing factors such as credit quality, interest rate outlook and price; and
     - Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

The Principal Investment Strategies of the Funds, as described under the section More Information About the Funds is superseded and replaced as follows:

The Funds are intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund's objective of providing a high level of current income and growth of capital. Each Fund's asset allocation is expected to be different based on its different risk profile as discussed under "Investment Objective" contained in each Fund's summary. Typically, asset allocation changes will be made monthly to refine the Fund's positioning, but may be made more or less frequently depending upon then-current allocations, subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for each Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

                   TABLE 1. INVESTMENT CATEGORY RANGES BY FUND

-------------------------------------------------------------------------------------------------------------
                                                                                     INCOME BUILDER FUNDS
                                                                                  (TARGET ALLOCATION RANGE --
                                                                                      UNDER NORMAL MARKET
                                                                                         CONDITIONS)**
                                                                                -----------------------------
                                                                                 BASIC    MODERATE   ENHANCED
              INVESTMENT                                                         INCOME   INCOME     INCOME
ASSET CLASS   CATEGORY          ELIGIBLE UNDERLYING FUND*                        FUND     FUND       FUND
-------------------------------------------------------------------------------------------------------------
              U.S. Large Cap
EQUITY        Value             RiverSource Dividend Opportunity Fund             0-30%     0-35%      0-40%
                               ------------------------------------------------------------------------------
                                RiverSource Disciplined Equity Fund               0-30%     0-35%      0-40%
                               ------------------------------------------------------------------------------
                                RiverSource Disciplined Large Cap Value Fund      0-30%     0-35%      0-40%
             ------------------------------------------------------------------------------------------------
              U.S. Small/Mid    RiverSource Disciplined Small and Mid Cap
              Cap               Equity Fund                                       0-30%     0-35%      0-40%
                               ------------------------------------------------------------------------------
                                RiverSource Disciplined Small Cap Value Fund      0-30%     0-35%      0-40%
             ------------------------------------------------------------------------------------------------
              International     RiverSource Disciplined International Equity
              Equities          Fund                                              0-10%     0-15%      0-20%
             ------------------------------------------------------------------------------------------------
              Real Estate       RiverSource Real Estate Fund                      0-30%     0-35%      0-40%
-------------------------------------------------------------------------------------------------------------
                                RiverSource Inflation Protected Securities
FIXED INCOME  TIPS              Fund                                              0-40%     0-40%      0-40%
             ------------------------------------------------------------------------------------------------
              Mortgages         RiverSource U.S. Government Mortgage Fund         0-40%     0-40%      0-40%
             ------------------------------------------------------------------------------------------------
              Core Plus         RiverSource Diversified Bond Fund                 0-40%     0-40%      0-40%
                               ------------------------------------------------------------------------------
                                RiverSource Limited Duration Bond Fund            0-40%     0-40%      0-40%
             ------------------------------------------------------------------------------------------------
              High Yield
              Bonds             RiverSource High Yield Bond Fund                  0-15%     0-30%      0-35%
                               ------------------------------------------------------------------------------
                                RiverSource Income Opportunities Fund             0-15%     0-30%      0-35%
             ------------------------------------------------------------------------------------------------
              High Yield
              Loans             RiverSource Floating Rate Fund                    0-15%     0-20%      0-20%
             ------------------------------------------------------------------------------------------------
              International
              Bonds             RiverSource Global Bond Fund                      0-10%     0-15%      0-20%
             ------------------------------------------------------------------------------------------------
              Emerging
              Markets Bonds     RiverSource Emerging Markets Bond Fund            0-15%     0-30%      0-35%
             ------------------------------------------------------------------------------------------------
CASH          Cash              RiverSource Cash Management Fund                  5-15%     0-10%       0-5%
-------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT          RiverSource Absolute Return Currency and
  STRATEGIES                    Income Fund                                        0-5%     0-10%      0-15%
-------------------------------------------------------------------------------------------------------------


* A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

ASSET CLASS ALLOCATION. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will manage each Fund's overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund's risk profile. Under normal market conditions, the Fund intends to invest in each asset class within the allocation ranges set forth in Table 2:

                      TABLE 2.  ASSET CLASS RANGES BY FUND

                                                                  ASSET CLASS
                                          (TARGET ALLOCATION RANGE - UNDER NORMAL MARKET CONDITIONS)*
------------------------------------------------------------------------------------------------------------
                                                                                             ALTERNATIVE
FUND                                  EQUITY         FIXED INCOME           CASH         INVESTMENT STRATEGY
Basic Income Fund                      10-30%           55-85%              0-15%                 0-5%
Moderate Income Fund                   10-35%           55-90%              0-10%                0-10%
Enhanced Income Fund                   10-40%           60-90%               0-5%                0-15%



* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

In pursuit of each Fund's objective, the investment manager chooses investments by:

     - Evaluating the Fund's total exposure to sectors, industries, issuers and securities relative to the Fund's indices;
     - Analyzing factors such as credit quality, interest rate outlook and price; and
     - Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories as described above.


--------------------------------------------------------------------------------
S-6394-10 A (6/10)
* Valid until next update.